Net Loss Per Share (Details)	9 Months Ended
Sep. 30, 2024
Class A Common Stock [Member]
Net Loss per Share [Line Items]
Vote per share	one
Class V Common Stock [Member]
Net Loss per Share [Line Items]
Vote per share	one